TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2021	2020
	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,028	982
Less: loss allowance	(57)	(71)
Trade receivables – net	971	911
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	39	24
Other receivables	95	100
Prepayments	79	81
	1,184	1,116
Due after more than one year
Other non-current assets	15	33
	1,199	1,149

Schedule of trade receivables - net

	2021 Weighted average loss rate	2021 Loss allowance	2021 Gross carrying amount	2020 Gross carrying amount
	%	$ million	$ million	$ million
Not past due	-0.3%	(2)	595	510
Past due not more than 3 months	-0.5%	(1)	217	220
Past due more than 3 months	-1.1%	(1)	88	88
Past due more than 6 months	-41.4%	(53)	128	164
		(57)	1,028	982
Loss allowance			(57)	(71)
Trade receivables – net			971	911

Schedule of movements in loss allowance

	2021	2020
	$ million	$ million
At 31 December in prior year	71	59
Exchange adjustment	(3)	1
Net receivables provided during the year	3	25
Utilisation of provision	(14)	(14)
At 31 December	57	71

Schedule of trade receivables denominated by currency

	2021	2020
	$ million	$ million
US Dollar	429	380
Sterling	34	34
Euro	201	198
Other	307	299
Trade receivables – net	971	911